Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Schedule of unrecognized tax benefits [Abstract]
Beginning of year		$ 4,357	[1]	$ 3,039
Additions related to tax positions taken during current year		613
Additions related to tax positions taken during prior years				1,318
Reduction related to settlements of tax matters		(1,286)
Reductions for tax positions of prior years		(2,650)
Balance at December 31	[1]	$ 1,034		$ 4,357

[1]	As of December 31, 2021, and 2020 unrecognized tax benefit in an amount of $788 and $4,357, respectively, was presented as a reduction from deferred taxes.